UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Paul J. Smith	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2014

Date of reporting period: 05/31/2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

May 31, 2014

State Farm Associates' Funds Trust

SEMI-ANNUAL REPORT

To enroll in electronic delivery of mutual funds documents, go to **statefarm.com®**, log into your account, scroll down to *State Farm Mutual Funds®*, and then click on *Go Paperless*.

State Farm Growth Fund

State Farm Balanced Fund

State Farm Interim Fund

State Farm Municipal Bond Fund

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact State Farm VP Management Corp. (1-800-447-0740) for a prospectus or summary prospectus containing this and other information. Read it carefully.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge upon request at 1-800-447-0740 and at “http://www.sec.gov.”

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at “http://www.sec.gov.” The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-0740.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

SEMI-ANNUAL REPORT

Electronic Delivery

As a State Farm Mutual Funds shareholder, we wish to remind you that you can elect to have future Annual Reports, Semi-Annual Reports, Prospectuses, statements, and tax forms delivered electronically rather than receiving large, bulky paper reports through the mail. This is a great way to help reduce internal fund costs related to printing and mailing these materials as well as a way to be environmentally friendly. Please consider signing up for electronic delivery today by going on statefarm.com or contacting the State Farm Mutual Funds Response Center at 1-800-447-0740 for assistance.

Compensation Deduction or Automatic Investment Plan (AIP)1

State Farm Mutual Funds allow you to make regular investments in a Fund with compensation deduction (agent/employee only) or an Automatic Investment Plan through an electronic transfer of funds from your bank/credit union account. If you wish to begin compensation deduction or an Automatic Investment Plan, the minimum amount required for both initial and subsequent investments is $50. Please consider signing up today for compensation deduction by going on the State Farm intranet or signing up for AIP by contacting the State Farm Mutual Funds Response Center at 1-800-447-0740 for assistance.

1	Automatic investment plans do not assure a profit or protect against loss.

Message to Shareholders of State Farm Associates’ Funds Trust

Dear Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ended May 31, 2014, for the State Farm Associates’ Funds Trust. We encourage your review and consideration of this entire report.

State Farm Investment Management Corp. has consistently maintained a long-term, disciplined approach to managing investment risk and providing competitive investment products that can help you, our valued shareholder, with your investment goals1. We believe that remaining focused on your long-term goals and maintaining an appropriate asset allocation mix are important elements in pursuing investment success2.

Market Review

During the 6-month period ended May 31, 2014, the equity and fixed income markets both experienced positive returns.

The U.S. equity markets (as represented by the S&P 500 Index3) rose in December and continued an uneven climb during the 6-month period ended May 31, 2014, as illustrated in the chart below. The S&P 500 Index achieved positive total returns for five of those six months, and suffered its only monthly decline (–3.5%) in January. Investors absorbed mixed news throughout the period to help push the S&P 500 Index total return to 7.6% for the 6-month period ended May 31, 2014, and saw the S&P 500 Index reach a new closing price high (1,923.57) at period end.

The positive factors influencing U.S. equity markets included improved corporate earnings, growing levels of business cash-on-hand, a continued trend of generally subdued inflation, and improvement in several sectors of the U.S. economy, such as labor, manufacturing, and consumer spending. In addition, the Federal Reserve (the “Fed”) continued its accommodative monetary policy, keeping the Federal Funds Rate unchanged with a target range of 0% to 0.25%.

1	Investing involves risk, including potential for loss.

2	Asset allocation does not assure a profit or protect against loss.

3

Source: Standard & Poor’s. The S&P 500® Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Shareholders of State Farm Associates’ Funds Trust (continued)

Meanwhile, political and military tensions between Russia and Ukraine provided uncertainty for the markets early in 2014, but those negative headwinds subsided as tensions eased in May. First quarter (January-March) U.S. Gross Domestic Product (GDP) was revised downward to –2.9% on an annualized basis, representing the economy’s first contraction in three years. However, for the most part, investors viewed the slowdown as temporary and attributed it to the severe ‘polar vortex’ winter weather system that affected a majority of the country, as well as to the drawdown of business inventories that had built-up in the prior year.

The relative strength of the bond markets surprised many in 2014 after fixed income investments in general suffered losses in the prior year, due in part, to changing interest rate expectations resulting from the Fed announcing that it would start reducing the amount of its asset-purchase programs known as “quantitative easing.”

Among major fixed income indices, the Barclays 1-5 year Treasury Index4 and the Barclays 7-year Municipal Bond Index5 posted total returns of 0.41% and 3.92%, respectively, over the 6-month period ended May 31, 2014, as price increases added to bond coupon income. Meanwhile, as the chart below shows, after beginning December at 2.75% and rising above 3.0% at the end of 2013, 10-year U.S. Treasury yields decreased in early 2014 and maintained that level to finish the period ended May 31, 2014, at 2.48%6. Short-term yields remained low, with the 3-month U.S. Treasury yields starting December at 0.06%, climbing to 0.07% at the end of 2013, and settling at 0.04% for the period ended May 31, 2014.

4	Source: Barclays Inc. The Barclays 1-5 Year U.S. Treasury Index measures the performance of short-term U.S. Treasury Securities maturing within one to five years. It is not possible to invest directly in an index. Past performance does not guarantee future results.

5	Source: Barclays Inc. The Barclays 7-year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities of six to eight years. It is not possible to invest directly in an index. Past performance does not guarantee future results.

6	Source: The U.S. Department of the Treasury. A 10-year U.S. Treasury Bond is a debt obligation issued by the U.S. Treasury that has a term of more than one year, but not more than 10 years. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

Message to Shareholders of State Farm Associates’ Funds Trust (continued)

In December, the Fed started reducing its $85 billion per month “quantitative easing” purchases to $75 billion per month, and it repeated similar $10 billion per month reductions in January, March and April as new Fed chair Janet Yellen marked her debut with no abrupt changes in U.S. monetary policy. Despite this continued Fed tapering and evidence that the economy was on solid ground, the major U.S. fixed income markets generated positive total returns, as the demand for bonds outstripped supply during the 6-month period ended May 31, 2014.

Look for a detailed discussion of factors that impacted the performance of the Funds during the time frame of December 1, 2013 through November 30, 2014 in the State Farm Associates’ Funds Trust Annual Report.

On behalf of the entire State Farm Mutual Funds team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Joe R. Monk Jr.
Senior Vice President
State Farm Investment Management Corp.

Portfolio Summary

State Farm Growth Fund

Fund Composition*

(unaudited)

*	Illustrated by Industry and based on total net assets as of May 31, 2014. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 9 other industries, each of which represents less than 5% of total net assets.

State Farm Balanced Fund

Fund Composition*

(unaudited)

*	Illustrated by Type of Security and based on total net assets as of May 31, 2014. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Portfolio Summary (continued)

State Farm Interim Fund

Fund Composition*

(unaudited)

*	Illustrated by Maturity and based on total investments as of May 31, 2014. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Includes a 0.21% allocation to the JPMorgan US Government Money Market Fund.

State Farm Municipal Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by Maturity and based on total investments as of May 31, 2014. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Includes a 3.07% allocation to the JPMorgan Tax Free Money Market Fund.

Expense Example (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table below.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of increasing the costs of investing.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Annualized Expense Ratio Based on the Period December 1, 2013 to May 31, 2014	Expenses Paid During Period December 1, 2013 to May 31, 2014*
State Farm Growth Fund
Actual	$1,000.00	$1,082.93	0.12%	$0.62
Hypothetical (5% return before expenses)	$1,000.00	$1,024.33	0.12%	$0.61

State Farm Balanced Fund
Actual	$1,000.00	$1,071.38	0.13%	$0.67
Hypothetical (5% return before expenses)	$1,000.00	$1,024.28	0.13%	$0.66

State Farm Interim Fund
Actual	$1,000.00	$1,003.74	0.16%	$0.80
Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	0.16%	$0.81

State Farm Municipal Bond Fund
Actual	$1,000.00	$1,044.61	0.16%	$0.82
Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	0.16%	$0.81

*	Expenses are equal to the applicable Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (98.08%)
Agriculture, Foods, & Beverage (11.96%)
Archer-Daniels-Midland Co.	3,477,500	$156,278,850
Coca-Cola Co., The	2,054,600	84,053,686
Kellogg Co.	930,000	64,151,400
McCormick & Company Inc.	428,600	30,992,066
Nestle SA ADR	1,175,800	92,388,485
PepsiCo Inc.	641,400	56,654,862

		484,519,349

Banks (4.79%)
M&T Bank Corp.	213,400	25,900,358
Northern Trust Corp.	460,500	27,814,200
U.S. Bancorp	141,400	5,965,666
Wells Fargo & Co.	2,643,100	134,216,618

		193,896,842

Building Materials & Construction (1.56%)
Vulcan Materials Co.	1,039,200	63,360,024

Chemicals (11.01%)
Air Products & Chemicals Inc.	830,000	99,575,100
Croda International PLC	25,800	1,138,123
E.I. du Pont de Nemours & Co.	229,200	15,885,852
International Flavors & Fragrances Inc.	525,000	52,111,500
Novozymes A/S B Shares	135,300	6,614,163
Sigma-Aldrich Corp.	2,750,000	270,957,500

		446,282,238

Computer Software & Services (1.40%)
Automatic Data Processing Inc.	109,900	8,756,832
Facebook Inc. Class A (a)	115,000	7,279,500
Google Inc. Class A (a)	5,900	3,372,735
Google Inc. Class C (a)	5,900	3,309,782
SAP AG	444,800	34,055,190

		56,774,039

Computers (5.14%)
Hewlett-Packard Co.	3,019,400	101,149,900
International Business Machines Corp.	580,000	106,928,800

		208,078,700

Consumer & Marketing (6.11%)
AptarGroup Inc.	677,405	45,108,399
Colgate-Palmolive Co.	872,600	59,685,840
Procter & Gamble Co., The	1,765,155	142,606,872

		247,401,111

Electronic/Electrical Manufacturing (5.68%)
Agilent Technologies Inc.	548,071	31,207,163
Emerson Electric Co.	729,400	48,672,862
General Electric Co.	3,848,900	103,112,031
Linear Technology Corp.	1,023,400	47,240,144

		230,232,200

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.77%)
Berkshire Hathaway Inc. Class A (a)	162	$31,104,000
Berkshire Hathaway Inc. Class B (a)	143	18,353

		31,122,353

Health Care (12.90%)
Abbott Laboratories	847,500	33,908,475
AbbVie Inc.	847,500	46,044,675
Amgen Inc.	159,250	18,471,408
Baxter International Inc.	43,600	3,244,276
Eli Lilly and Co.	997,000	59,680,420
Johnson & Johnson	2,481,600	251,783,136
Merck & Co. Inc.	296,750	17,169,955
Novo Nordisk A/S Sponsored ADR	105,600	4,464,768
Pfizer Inc.	2,239,031	66,342,489
Zoetis Inc.	705,696	21,664,867

		522,774,469

Machinery & Manufacturing (7.25%)
3M Co.	564,000	80,398,200
ASML Holding NV NY Reg. Shares	55,050	4,727,694
Caterpillar Inc.	877,700	89,727,271
Deere & Co.	42,900	3,911,193
Donaldson Company Inc.	112,800	4,594,344
HNI Corp.	1,439,200	53,869,256
Illinois Tool Works Inc.	652,500	56,473,875

		293,701,833

Media & Broadcasting (5.66%)
Walt Disney Co., The	2,728,640	229,233,046

Mining & Metals (3.14%)
BHP Billiton PLC	941,859	29,476,864
Nucor Corp.	531,200	26,894,656
Rio Tinto PLC	476,280	24,393,622
Rio Tinto PLC ADR	907,200	46,611,936

		127,377,078

Oil & Gas (13.77%)
BG Group PLC	3,199,100	65,442,818
Chevron Corp.	1,060,000	130,157,400
Devon Energy Corp.	212,204	15,681,876
Dril-Quip Inc. (a)	16,100	1,645,742
Exxon Mobil Corp.	2,615,200	262,906,056
Imperial Oil Ltd.	25,300	1,245,519
Noble Energy Inc.	89,300	6,435,851
Royal Dutch Shell PLC ADR Class A	487,900	38,348,940
Schlumberger Ltd.	113,200	11,777,328
Spectra Energy Corp.	399,950	16,229,971
Tidewater Inc.	154,191	8,036,435

		557,907,936

Retailers (2.54%)
Wal-Mart Stores Inc.	1,339,100	102,802,707

See accompanying notes to financial statements.	7

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (3.32%)
AT&T Inc.	2,140,534	$75,924,741
Corning Inc.	1,284,600	27,361,980
Verizon Communications Inc.	624,900	31,220,004

		134,506,725

Transportation (0.54%)
GATX Corp.	190,700	12,557,595
Union Pacific Corp.	47,575	9,480,270

		22,037,865

Utilities & Energy (0.54%)
Duke Energy Corp.	306,966	21,819,143

Total Common Stocks
(cost $1,141,888,707)		3,973,827,658

Short-term Investments (1.57%)
JPMorgan U.S. Government Money Market Fund	63,624,434	63,624,434

Total Short-term Investments
(cost $63,624,434)		63,624,434

TOTAL INVESTMENTS (99.65%)
(cost $1,205,513,141)		4,037,452,092
OTHER ASSETS, NET OF LIABILITIES (0.35%)		14,304,955

NET ASSETS (100.00%)		$4,051,757,047

(a)	Non-income producing security.

ADR - American Depositary Receipt

8	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

May 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (61.16%)
Agriculture, Foods, & Beverage (7.17%)
Archer-Daniels-Midland Co.	940,561	$42,268,811
Campbell Soup Co.	26,000	1,193,400
Coca-Cola Co., The	410,000	16,773,100
Kellogg Co.	310,000	21,383,800
Nestle SA ADR	252,500	19,840,188
PepsiCo Inc.	110,100	9,725,133
Sysco Corp.	165,300	6,203,709

		117,388,141

Banks (3.26%)
M&T Bank Corp.	58,300	7,075,871
Northern Trust Corp.	104,700	6,323,880
U.S. Bancorp	48,300	2,037,777
Wells Fargo & Co.	747,600	37,963,128

		53,400,656

Building Materials & Construction (0.60%)
Vulcan Materials Co.	160,200	9,767,394

Chemicals (6.52%)
Air Products & Chemicals Inc.	230,000	27,593,100
Dow Chemical Co., The	69,000	3,596,280
E.I. du Pont de Nemours & Co.	132,105	9,156,198
International Flavors & Fragrances Inc.	120,000	11,911,200
Novozymes A/S B Shares	124,350	6,078,871
Sigma-Aldrich Corp.	491,000	48,378,230

		106,713,879

Computer Software & Services (0.99%)
Automatic Data Processing Inc.	47,400	3,776,832
Facebook Inc. Class A (a)	68,950	4,364,535
Google Inc. Class A (a)	3,550	2,029,358
Google Inc. Class C (a)	3,550	1,991,479
SAP AG	52,800	4,042,523

		16,204,727

Computers (3.26%)
Hewlett-Packard Co.	754,000	25,259,000
International Business Machines Corp.	152,100	28,041,156

		53,300,156

Consumer & Marketing (3.24%)
AptarGroup Inc.	134,100	8,929,719
Colgate-Palmolive Co.	80,000	5,472,000
Procter & Gamble Co., The	477,700	38,593,383

		52,995,102

Electronic/Electrical Manufacturing (2.75%)
Agilent Technologies Inc.	143,787	8,187,232
Emerson Electric Co.	98,600	6,579,578
General Electric Co.	796,300	21,332,877
KLA-Tencor Corp.	45,100	2,954,952
Linear Technology Corp.	130,100	6,005,416

		45,060,055

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.40%)
Berkshire Hathaway Inc. Class A (a)	34	$6,528,000
Berkshire Hathaway Inc. Class B (a)	533	68,405

		6,596,405

Health Care (8.90%)
Abbott Laboratories	92,000	3,680,920
AbbVie Inc.	92,000	4,998,360
Allergan Inc.	154,800	25,922,808
Amgen Inc.	70,750	8,206,292
Baxter International Inc.	29,100	2,165,331
Eli Lilly and Co.	212,000	12,690,320
Johnson & Johnson	417,700	42,379,842
Medtronic Inc.	21,600	1,318,248
Merck & Co. Inc.	103,200	5,971,152
Novo Nordisk A/S Sponsored ADR	107,700	4,553,556
Pfizer Inc.	728,140	21,574,788
Teva Pharmaceutical Industries Ltd. Sponsored ADR	103,900	5,245,911
Zoetis Inc.	229,495	7,045,496

		145,753,024

Machinery & Manufacturing (4.45%)
3M Co.	124,600	17,761,728
ASML Holding NV NY Reg. Shares	32,500	2,791,100
Caterpillar Inc.	262,400	26,825,152
Deere & Co.	38,700	3,528,279
Donaldson Company Inc.	115,800	4,716,534
HNI Corp.	160,000	5,988,800
Illinois Tool Works Inc.	130,600	11,303,430

		72,915,023

Media & Broadcasting (5.49%)
Lee Enterprises Inc. Class A (a)	84,000	342,720
Walt Disney Co., The	1,065,995	89,554,240

		89,896,960

Mining & Metals (3.12%)
BHP Billiton PLC	169,900	5,317,271
Newmont Mining Corp.	29,200	668,388
Nucor Corp.	436,800	22,115,184
Rio Tinto PLC	153,825	7,878,452
Rio Tinto PLC ADR	293,000	15,054,340

		51,033,635

Oil & Gas (7.15%)
BG Group PLC	256,800	5,253,264
Chevron Corp.	288,000	35,363,520
Devon Energy Corp.	76,170	5,628,963
Exxon Mobil Corp.	448,000	45,037,440
Noble Energy Inc.	39,800	2,868,386
Royal Dutch Shell PLC ADR Class A	216,400	17,009,040
Schlumberger Ltd.	25,900	2,694,636
Spectra Energy Corp.	79,650	3,232,197

		117,087,446

See accompanying notes to financial statements.	9

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Retailers (1.30%)
Wal-Mart Stores Inc.	276,700	$21,242,259

Telecom & Telecom Equipment (1.82%)
AT&T Inc.	533,359	18,918,244
Corning Inc.	372,300	7,929,990
Verizon Communications Inc.	57,800	2,887,688

		29,735,922

Transportation (0.43%)
GATX Corp.	68,200	4,490,970
Union Pacific Corp.	12,825	2,555,638

		7,046,608

Utilities & Energy (0.31%)
Duke Energy Corp.	72,333	5,141,430

Total Common Stocks
(cost $299,557,418)		1,001,278,822

	Principal amount	Value
Corporate Bonds (19.45%)
Aerospace/Defense (0.06%)
Lockheed Martin Corp.
3.350%, 09/15/2021	$1,000,000	$1,046,234

Agriculture, Foods, & Beverage (1.41%)
General Mills Inc.
5.200%, 03/17/2015	500,000	518,459
Bottling Group LLC
5.500%, 04/01/2016	1,000,000	1,089,792
Hershey Co.
5.450%, 09/01/2016	500,000	552,514
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,154,366
Coca-Cola Co., The
5.350%, 11/15/2017	2,000,000	2,283,260
Sysco Corp.
5.250%, 02/12/2018	1,000,000	1,126,110
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,131,492
Coca-Cola Co., The
2.450%, 11/01/2020	1,000,000	1,010,831
Kellogg Co.
4.000%, 12/15/2020	2,000,000	2,129,124
Pepsico Inc.
2.750%, 03/05/2022	1,000,000	989,133
Kellogg Co.
3.125%, 05/17/2022	1,000,000	1,004,744
Sysco Corp.
2.600%, 06/12/2022	1,000,000	968,380
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	943,341
Kellogg Co.
2.750%, 03/01/2023	1,000,000	963,876

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Pepsico Inc.
2.750%, 03/01/2023	$1,000,000	$973,561
Coca-Cola Co., The
2.500%, 04/01/2023	2,000,000	1,930,900
Hershey Co.
2.625%, 05/01/2023	1,300,000	1,262,396
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,035,127
General Mills Inc.
3.650%, 02/15/2024	1,000,000	1,028,419
Pepsico Inc.
3.600%, 03/01/2024	1,000,000	1,027,783

		23,123,608

Automotive (0.44%)
American Honda Finance Corp.
2.125%, 10/10/2018	500,000	509,138
Toyota Motor Credit Corp.
2.000%, 10/24/2018	1,000,000	1,014,443
2.100%, 01/17/2019	500,000	506,010
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,174,760
Toyota Motor Credit Corp.
2.750%, 05/17/2021	1,000,000	1,012,900
3.300%, 01/12/2022	1,000,000	1,030,057
2.625%, 01/10/2023	1,000,000	974,177

		7,221,485

Banks (0.80%)
US Bank NA
4.950%, 10/30/2014	1,500,000	1,529,109
Wachovia Bank NA
5.600%, 03/15/2016	750,000	813,676
Bank of America NA
6.000%, 06/15/2016	1,000,000	1,097,102
5.300%, 03/15/2017	500,000	551,000
Wachovia Corp.
5.750%, 06/15/2017	750,000	850,354
Wachovia Bank NA
6.000%, 11/15/2017	500,000	575,354
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	569,198
Bank of New York Mellon Corp.
2.100%, 08/01/2018	1,000,000	1,015,402
US Bancorp
1.950%, 11/15/2018	1,000,000	1,008,483
Wells Fargo & Co.
2.150%, 01/15/2019	500,000	505,552
Bank of New York Mellon Corp.
2.200%, 03/04/2019	1,000,000	1,010,301
Wells Fargo & Co.
3.000%, 01/22/2021	1,000,000	1,020,840

10	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
US Bancorp
3.000%, 03/15/2022	$1,000,000	$1,011,863
3.700%, 01/30/2024	500,000	520,996
Bank of New York Mellon Corp.
3.650%, 02/04/2024	1,000,000	1,034,604

		13,113,834

Chemicals (0.50%)
Praxair Inc.
4.625%, 03/30/2015	1,000,000	1,035,588
5.375%, 11/01/2016	1,000,000	1,100,613
Monsanto Co.
1.850%, 11/15/2018	500,000	501,333
Praxair Inc.
2.450%, 02/15/2022	2,000,000	1,929,240
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,237,587
PPG Industries Inc.
2.700%, 08/15/2022	500,000	483,238
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	978,962
Praxair Inc.
2.700%, 02/21/2023	1,000,000	978,836

		8,245,397

Commercial Service/Supply (0.16%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	562,836
Cintas Corp. No. 2
3.250%, 06/01/2022	2,000,000	1,998,988

		2,561,824

Computer Software & Services (0.79%)
Oracle Corp.
2.375%, 01/15/2019	1,000,000	1,024,120
Microsoft Corp.
4.000%, 02/08/2021	2,000,000	2,210,972
2.125%, 11/15/2022	2,000,000	1,909,662
Intel Corp.
2.700%, 12/15/2022	2,000,000	1,951,112
Microsoft Corp.
2.375%, 05/01/2023	1,000,000	962,298
Texas Instruments Inc.
2.250%, 05/01/2023	3,000,000	2,801,181
Oracle Corp.
3.625%, 07/15/2023	1,000,000	1,035,970
Google Inc.
3.375%, 02/25/2024	1,000,000	1,027,378

		12,922,693

Computers (0.37%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,143,578

	Principal amount	Value
Corporate Bonds (Cont.)
Computers (Cont.)
1.875%, 05/15/2019	$3,000,000	$3,001,077
1.625%, 05/15/2020	2,000,000	1,919,164

		6,063,819

Consumer & Marketing (1.54%)
Ecolab Inc.
4.875%, 02/15/2015	1,000,000	1,029,134
Procter & Gamble Co., The
3.150%, 09/01/2015	2,000,000	2,071,142
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,732,926
Danaher Corp.
5.625%, 01/15/2018	1,000,000	1,145,803
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,143,193
Unilever Capital Corp.
2.200%, 03/06/2019	1,000,000	1,017,348
Kimberly-Clark Corp.
1.900%, 05/22/2019	500,000	501,008
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,315,900
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,137,280
2.625%, 01/15/2022	1,000,000	988,248
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	976,018
Colgate-Palmolive Co.
2.300%, 05/03/2022	2,000,000	1,954,894
1.950%, 02/01/2023	1,000,000	923,541
2.100%, 05/01/2023	2,000,000	1,868,070
NIKE Inc.
2.250%, 05/01/2023	1,500,000	1,420,832
Kimberly-Clark Corp.
2.400%, 06/01/2023	1,000,000	953,231
Procter & Gamble Co., The
3.100%, 08/15/2023	2,000,000	2,021,186

		25,199,754

Electronic/Electrical Manufacturing (0.29%)
Emerson Electric Co.
5.375%, 10/15/2017	1,000,000	1,133,058
5.250%, 10/15/2018	500,000	575,540
General Electric Co.
2.700%, 10/09/2022	1,000,000	985,450
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	976,168
General Electric Co.
3.375%, 03/11/2024	1,000,000	1,018,998

		4,689,214

Financial Services (0.50%)
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	549,080

See accompanying notes to financial statements.	11

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
General Electric Capital Corp.
5.375%, 10/20/2016	$500,000	$552,914
5.400%, 02/15/2017	500,000	557,717
5.625%, 09/15/2017	500,000	567,015
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,500,000	1,709,826
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	574,566
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,093,317
General Electric Capital Corp.
3.150%, 09/07/2022	1,000,000	1,011,807
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	991,229
3.625%, 05/13/2024	500,000	503,644

		8,111,115

Health Care (2.26%)
AstraZeneca PLC
5.400%, 06/01/2014	2,000,000	2,000,000
Baxter International Inc.
1.850%, 01/15/2017	1,000,000	1,024,283
Eli Lilly and Co.
5.200%, 03/15/2017	1,000,000	1,113,775
Amgen Inc.
5.850%, 06/01/2017	1,000,000	1,130,321
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,144,587
AstraZeneca PLC
5.900%, 09/15/2017	750,000	860,752
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,155,254
Baxter International Inc.
5.375%, 06/01/2018	2,000,000	2,283,550
Eli Lilly and Co.
1.950%, 03/15/2019	1,000,000	1,003,750
Pfizer Inc.
2.100%, 05/15/2019	1,000,000	1,008,108
Amgen Inc.
2.200%, 05/22/2019	1,000,000	1,000,590
AstraZeneca PLC
1.950%, 09/18/2019	500,000	498,314
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,029,288
Medtronic Inc.
3.125%, 03/15/2022	2,000,000	2,040,134
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,394,498
Baxter International Inc.
2.400%, 08/15/2022	1,000,000	946,359
Merck & Co. Inc.
2.400%, 09/15/2022	1,000,000	958,605
Novartis Capital Corp.
2.400%, 09/21/2022	2,000,000	1,929,956
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	977,258

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Medtronic Inc.
2.750%, 04/01/2023	$500,000	$486,672
Merck & Co. Inc.
2.800%, 05/18/2023	3,000,000	2,935,308
Baxter International Inc.
3.200%, 06/15/2023	1,000,000	993,226
Pfizer Inc.
3.000%, 06/15/2023	2,000,000	1,987,892
Johnson & Johnson
3.375%, 12/05/2023	1,500,000	1,571,883
Medtronic Inc.
3.625%, 03/15/2024	1,000,000	1,036,548
Novartis Capital Corp.
3.400%, 05/06/2024	1,500,000	1,529,506
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	1,017,150
Stryker Corp.
3.375%, 05/15/2024	1,000,000	998,943
Amgen Inc.
3.625%, 05/22/2024	1,000,000	1,009,647

		37,066,157

Machinery & Manufacturing (1.71%)
Cooper U.S. Inc.
5.450%, 04/01/2015	500,000	520,441
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,039,642
Eaton Corp.
5.300%, 03/15/2017	1,500,000	1,649,120
John Deere Capital Corp.
5.500%, 04/13/2017	1,000,000	1,125,039
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,129,734
United Technologies Corp.
5.375%, 12/15/2017	1,500,000	1,711,500
Dover Corp.
5.450%, 03/15/2018	1,000,000	1,135,255
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	1,000,000	1,145,000
3M Co.
1.625%, 06/15/2019	2,000,000	1,985,322
John Deere Capital Corp.
2.800%, 03/04/2021	500,000	507,782
Caterpillar Inc.
3.900%, 05/27/2021	2,000,000	2,169,940
John Deere Capital Corp.
2.750%, 03/15/2022	1,000,000	992,544
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	1,000,000	995,945
United Technologies Corp.
3.100%, 06/01/2022	1,000,000	1,020,828
Deere & Co.
2.600%, 06/08/2022	2,000,000	1,954,964
Covidien International
3.200%, 06/15/2022	2,000,000	2,023,034

12	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
3M Co.
2.000%, 06/26/2022	$1,500,000	$1,428,879
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	1,000,000	991,981
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	967,039
Covidien International
2.950%, 06/15/2023	1,000,000	974,594
Total Capital Canada Ltd.
2.750%, 07/15/2023	500,000	484,360
Honeywell International Inc.
3.350%, 12/01/2023	1,000,000	1,022,304
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	1,015,126

		27,990,373

Media & Broadcasting (0.44%)
Walt Disney Co., The
6.000%, 07/17/2017	1,000,000	1,149,252
1.850%, 05/30/2019	2,000,000	1,995,520
Comcast Corp.
3.125%, 07/15/2022	2,000,000	2,035,596
Reed Elsevier Capital
3.125%, 10/15/2022	1,000,000	983,163
Comcast Corp.
3.600%, 03/01/2024	1,000,000	1,033,449

		7,196,980

Mining & Metals (0.59%)
BHP Billiton Finance USA Ltd.
5.250%, 12/15/2015	2,000,000	2,148,562
5.400%, 03/29/2017	500,000	560,890
Rio Tinto Finance USA PLC
2.250%, 12/14/2018	500,000	507,398
Alcoa Inc.
5.720%, 02/23/2019	2,244,000	2,476,593
Rio Tinto Finance USA Ltd.
3.500%, 11/02/2020	500,000	522,876
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,000,000	1,033,031
Alcoa Inc.
5.870%, 02/23/2022	756,000	819,920
Rio Tinto Finance USA PLC
2.875%, 08/21/2022	1,000,000	974,736
BHP Billiton Finance USA Ltd.
3.850%, 09/30/2023	500,000	525,292

		9,569,298

Oil & Gas (1.67%)
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	558,153
Shell International Finance
5.200%, 03/22/2017	1,000,000	1,117,801
Total Capital International SA
1.550%, 06/28/2017	1,500,000	1,521,766

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Marathon Oil Corp.
5.900%, 03/15/2018	$1,000,000	$1,154,031
ConocoPhillips
5.200%, 05/15/2018	1,000,000	1,133,174
Shell International Finance
1.900%, 08/10/2018	1,000,000	1,015,855
Total Capital SA
2.125%, 08/10/2018	1,000,000	1,022,488
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,443,187
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	3,377,985
Exxon Mobil Corp.
1.819%, 03/15/2019	1,000,000	1,011,807
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,114,703
Trans-Canada Pipelines
2.500%, 08/01/2022	2,000,000	1,924,240
Shell International Finance
2.375%, 08/21/2022	1,000,000	965,611
Chevron Corp.
2.355%, 12/05/2022	1,000,000	960,127
Total Capital International SA
2.700%, 01/25/2023	1,000,000	973,774
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	1,947,246
Chevron Corp.
3.191%, 06/24/2023	1,000,000	1,014,137
Schlumberger Investment
3.650%, 12/01/2023	1,000,000	1,040,977
Exxon Mobil Corp.
3.176%, 03/15/2024	2,000,000	2,049,498

		27,346,560

Retailers (1.09%)
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,060,687
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	1,085,076
Target Corp.
5.875%, 07/15/2016	1,300,000	1,443,586
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	1,106,547
Target Corp.
5.375%, 05/01/2017	1,500,000	1,683,600
6.000%, 01/15/2018	500,000	579,668
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,160,438
Home Depot Inc.
2.250%, 09/10/2018	1,000,000	1,028,355
CVS Caremark Corp.
2.250%, 12/05/2018	1,000,000	1,014,466
Wal-Mart Stores Inc.
4.250%, 04/15/2021	2,000,000	2,231,656

See accompanying notes to financial statements.	13

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Lowe’s Companies Inc.
3.120%, 04/15/2022	$1,000,000	$1,024,071
Home Depot Inc.
2.700%, 04/01/2023	2,000,000	1,945,060
Wal-Mart Stores Inc.
2.550%, 04/11/2023	1,000,000	969,227
CVS Caremark Corp.
4.000%, 12/05/2023	1,000,000	1,055,682
Wal-Mart Stores Inc.
3.300%, 04/22/2024	500,000	506,722

		17,894,841

Telecom & Telecom Equipment (0.80%)
AT&T Inc.
2.375%, 11/27/2018	1,000,000	1,020,858
2.300%, 03/11/2019	1,000,000	1,010,503
Verizon Communications Inc.
4.500%, 09/15/2020	1,000,000	1,105,300
3.450%, 03/15/2021	1,000,000	1,036,813
AT&T Inc.
3.000%, 02/15/2022	3,000,000	2,994,351
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	934,790
Verizon Communications Inc.
2.450%, 11/01/2022	2,000,000	1,886,298
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	958,465
Cisco Systems Inc.
3.625%, 03/04/2024	1,000,000	1,027,946
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,047,721

		13,023,045

Transportation (0.56%)
United Parcel Service Inc.
5.500%, 01/15/2018	1,000,000	1,148,275
Union Pacific Corp.
2.250%, 02/15/2019	1,000,000	1,018,925
Burlington North Santa Fe
3.050%, 09/01/2022	500,000	499,363
United Parcel Service Inc.
2.450%, 10/01/2022	2,000,000	1,941,448
Burlington North Santa Fe
3.000%, 03/15/2023	1,500,000	1,478,596
Union Pacific Corp.
2.750%, 04/15/2023	1,000,000	980,097
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,040,111
Burlington North Santa Fe
3.750%, 04/01/2024	1,000,000	1,036,318

		9,143,133

Utilities & Energy (3.47%)
Commonwealth Edison Co.
4.700%, 04/15/2015	1,000,000	1,036,757

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Georgia Power Co.
5.250%, 12/15/2015	$2,000,000	$2,138,672
Union Electric Co.
5.400%, 02/01/2016	2,000,000	2,148,198
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,109,796
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,128,769
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	569,605
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,704,522
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	1,130,574
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,130,300
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	574,597
Ameren Union Electric
6.000%, 04/01/2018	1,000,000	1,126,593
Consolidated Edison Co. NY
5.850%, 04/01/2018	500,000	576,971
Duke Energy Carolinas
5.100%, 04/15/2018	1,000,000	1,133,538
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	570,684
2.300%, 09/15/2018	1,000,000	1,023,105
MidAmerican Energy Co.
2.400%, 03/15/2019	1,500,000	1,535,670
Public Service Electric and Gas Co.
1.800%, 06/01/2019	1,000,000	996,807
Kentucky Utilities
3.250%, 11/01/2020	500,000	522,756
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,167,756
San Diego Gas & Electric Co.
3.000%, 08/15/2021	500,000	515,789
Carolina Power & Light Co.
2.800%, 05/15/2022	2,000,000	2,000,376
Consumers Energy Co.
2.850%, 05/15/2022	1,000,000	1,000,188
Georgia Power Co.
2.850%, 05/15/2022	1,000,000	992,446
Detroit Edison Co.
2.650%, 06/15/2022	500,000	494,381
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	1,000,000	962,442
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,000,000	987,887
Northern States Power Co.
2.150%, 08/15/2022	500,000	475,370
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	957,650
Ameren Illinois Co.
2.700%, 09/01/2022	1,000,000	990,682

14	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
PPL Electric Utilities
2.500%, 09/01/2022	$1,000,000	$977,514
PECO Energy Co.
2.375%, 09/15/2022	500,000	482,322
Public Service Company of Colorado
2.250%, 09/15/2022	1,000,000	957,632
Tampa Electric Co.
2.600%, 09/15/2022	500,000	481,597
NSTAR Electric Co.
2.375%, 10/15/2022	500,000	476,411
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	963,343
Virginia Electric & Power Co.
2.750%, 03/15/2023	1,000,000	984,054
Northern States Power Co.
2.600%, 05/15/2023	1,000,000	965,962
Public Service Electric and Gas Co.
2.375%, 05/15/2023	2,000,000	1,910,552
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	1,975,276
Pacificorp
2.950%, 06/01/2023	1,000,000	993,181
Pacific Gas & Electric
3.250%, 06/15/2023	1,000,000	1,002,545
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	1,033,399
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	1,021,626
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,000,000	1,061,029
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,103,228
Public Service Company of New Hampshire
3.500%, 11/01/2023	500,000	517,145
Delmarva Power & Light Co.
3.500%, 11/15/2023	1,000,000	1,034,420
Alabama Power Co.
3.550%, 12/01/2023	1,000,000	1,043,688
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,024,257
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,092,608
Potomac Electric Power Co.
3.600%, 03/15/2024	1,000,000	1,037,832
Florida Power & Light Co.
3.250%, 06/01/2024	1,000,000	1,013,881

		56,856,383

Total Corporate Bonds
(cost $307,429,537)		318,385,747

Foreign Government Bonds (0.17%)
Province of New Brunswick (Canada)
5.200%, 02/21/2017	2,500,000	2,792,525

Total Foreign Government Bonds
(cost $2,496,988)		2,792,525

	Principal amount	Value
Government Agency Securities (b) (1.97%)
Agency Commercial Mortgage-Backed Securities (1.67%)
Federal Home Loan Mortgage Corp.
2.789%, 01/25/2022	$10,000,000	$10,182,220
2.839%, 10/25/2022	9,774,835	10,149,211
Federal National Mortgage Association
2.715%, 02/25/2022	7,000,000	7,027,545

		27,358,976

Agency Notes & Bonds (0.30%)
Tennessee Valley Authority
5.500%, 07/18/2017	1,000,000	1,139,783
1.750%, 10/15/2018	1,500,000	1,519,127
3.875%, 02/15/2021	2,000,000	2,211,800

		4,870,710

Total Government Agency Securities
(cost $31,594,259)		32,229,686

U.S. Treasury Obligations (16.59%)
U.S. Treasury Notes
4.250%, 11/15/2014	15,000,000	15,281,835
4.000%, 02/15/2015	15,000,000	15,412,500
4.125%, 05/15/2015	20,000,000	20,760,940
4.500%, 02/15/2016	15,000,000	16,081,050
5.125%, 05/15/2016	20,000,000	21,854,680
4.625%, 02/15/2017	20,000,000	22,129,680
3.250%, 03/31/2017	5,000,000	5,354,690
3.500%, 02/15/2018	15,000,000	16,313,670
3.750%, 11/15/2018	10,000,000	11,047,660
3.125%, 05/15/2019	15,000,000	16,153,125
3.625%, 08/15/2019	10,000,000	11,028,910
3.375%, 11/15/2019	10,000,000	10,911,720
3.625%, 02/15/2020	10,000,000	11,049,220
3.500%, 05/15/2020	20,000,000	21,960,940
3.625%, 02/15/2021	10,000,000	11,062,500
2.000%, 11/15/2021	25,000,000	24,794,925
2.500%, 08/15/2023	10,000,000	10,103,120
2.750%, 11/15/2023	10,000,000	10,296,880

Total U.S. Treasury Obligations
(cost $256,034,893)		271,598,045

See accompanying notes to financial statements.	15

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2014

(Unaudited)

	Shares	Value
Short-term Investments (0.50%)
JPMorgan U.S. Government Money Market Fund	8,241,864	$8,241,864

Total Short-term Investments
(cost $8,241,864)		8,241,864

TOTAL INVESTMENTS (99.84%)
(cost $905,354,959)		1,634,526,689
OTHER ASSETS, NET OF LIABILITIES (0.16%)		2,585,333

NET ASSETS (100.00%)		$1,637,112,022

(a)	Non-income producing security.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

ADR - American Depositary Receipt

16	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

May 31, 2014

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (99.07%)
U.S. Treasury Notes
2.625%, 06/30/2014	$5,000,000	$5,009,765
4.250%, 08/15/2014	10,000,000	10,085,550
4.250%, 11/15/2014	5,000,000	5,093,945
4.000%, 02/15/2015	5,000,000	5,137,500
4.125%, 05/15/2015	5,000,000	5,190,235
1.750%, 07/31/2015	10,000,000	10,187,110
4.250%, 08/15/2015	20,000,000	20,985,940
2.625%, 02/29/2016	10,000,000	10,410,550
2.625%, 04/30/2016	20,000,000	20,872,660
1.500%, 06/30/2016	8,000,000	8,181,248
1.000%, 10/31/2016	10,000,000	10,109,380
3.000%, 02/28/2017	10,000,000	10,628,120
2.375%, 07/31/2017	10,000,000	10,469,530
1.875%, 08/31/2017	10,000,000	10,309,380
1.875%, 09/30/2017	10,000,000	10,304,690
1.875%, 10/31/2017	10,000,000	10,303,120
2.250%, 11/30/2017	10,000,000	10,427,340
2.750%, 12/31/2017	12,500,000	13,253,900
2.625%, 01/31/2018	12,000,000	12,671,256
2.750%, 02/28/2018	10,000,000	10,609,380
2.875%, 03/31/2018	10,000,000	10,655,470
2.625%, 04/30/2018	10,000,000	10,558,590
2.375%, 05/31/2018	10,000,000	10,461,720
2.375%, 06/30/2018	10,000,000	10,462,500
2.250%, 07/31/2018	10,000,000	10,405,470
1.375%, 11/30/2018	10,000,000	10,000,780
1.375%, 12/31/2018	10,000,000	9,988,280
1.250%, 01/31/2019	10,000,000	9,916,410
1.375%, 02/28/2019	10,000,000	9,959,380
1.500%, 03/31/2019	10,000,000	10,010,160
1.125%, 05/31/2019	10,000,000	9,803,910
1.250%, 10/31/2019	15,000,000	14,689,455
1.375%, 01/31/2020	10,000,000	9,807,030
1.875%, 06/30/2020	10,000,000	10,025,000

Total U.S. Treasury Obligations
(cost $354,646,455)		356,984,754

	Shares	Value
Short-term Investments (0.20%)
JPMorgan U.S. Government Money Market Fund	735,714	$735,714

Total Short-term Investments
(cost $735,714)		735,714

TOTAL INVESTMENTS (99.27%)
(cost $355,382,169)		357,720,468
OTHER ASSETS, NET OF LIABILITIES (0.73%)		2,621,267

NET ASSETS (100.00%)		$360,341,735

See accompanying notes to financial statements.	17

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

May 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (96.30%)
Alabama (1.54%)
City of Phenix City, General Obligation Warrants, Series 2010-B	5.000%	02/01/2019	AA-	$1,030,000	$1,192,606
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2019	AA-	1,145,000	1,294,308
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	Aa2	985,000	987,197
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	Aa2	2,540,000	2,918,790
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	Aa2	1,500,000	1,721,520
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2029	A1	1,620,000	1,814,141

					9,928,562

Alaska (1.84%)
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	NR	2,000,000	2,061,680
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	2,075,702
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	585,000	632,479
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	295,000	317,028
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AAA	1,000,000	1,112,030
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	645,000	699,244
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	1,110,000	1,194,182
Municipality of Anchorage, Alaska, 2005 General Obligation Bonds, Series F (General Purpose)	4.125%	09/01/2023	Aa2	1,000,000	1,027,530
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.500%	07/01/2025	Aa2	1,190,000	1,393,788
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2031	AA+	1,225,000	1,390,461

					11,904,124

Arizona (5.33%)
Maricopa County, Arizona, Cave Creek Unified School District No. 93, School Improvement Bonds, Project of 2000, Series C (2006)	4.250%	07/01/2015	A+	525,000	546,892
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2016	Aa2	450,000	480,730
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	550,820
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2019	BBB+	4,180,000	4,692,050
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2020	Aa2	1,965,000	2,314,141
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2021	A+	500,000	578,575
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	2,500,000	2,745,925
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa2	1,000,000	1,043,460
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,000,000	1,091,390
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2022	Aa2	720,000	749,383
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2022	AA-	500,000	597,740
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	3.000%	07/01/2022	AA-	495,000	511,889
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2022	Aa2	1,000,000	1,195,480
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2023	A+	1,000,000	1,152,430
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,152,070
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2023	Aa2	1,060,000	1,096,167
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series B (2013)	3.000%	07/01/2023	Aa2	1,255,000	1,302,552
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,618,485

18	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2023	AA-	$1,060,000	$1,250,970
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2023	AA-	1,705,000	1,874,886
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A	5.000%	01/01/2024	AA	1,500,000	1,694,370
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2024	A+	1,000,000	1,150,330
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2024	Aa2	1,165,000	1,268,033
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2026	A+	555,000	655,166
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,000,000	2,126,200
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2027	A+	400,000	468,336
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Revenue Bonds, 2009 Series A	5.000%	01/01/2032	AA	500,000	561,300

					34,469,770

Arkansas (2.90%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	3.000%	11/15/2019	AA-	1,390,000	1,476,166
Little Rock School District of Pulaski County, Arkansas, Refunding Bonds	3.000%	02/01/2020	NR	1,250,000	1,270,275
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds (Prerefunded to 02-01-2015 @ 100) (b)	4.000%	02/01/2021	NR	1,515,000	1,552,542
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A	4.500%	06/01/2021	Aa3	1,320,000	1,444,357
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.125%	10/01/2022	Aa3	100,000	114,042
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.000%	02/01/2023	NR	675,000	690,964
State of Arkansas, General Obligation Four-Lane Highway Construction and Improvement Bonds, Series 2013	3.500%	06/15/2023	AA	6,000,000	6,364,740
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.250%	10/01/2024	Aa3	335,000	383,776
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.000%	06/01/2025	Aa2	2,000,000	2,123,980
City of Fort Smith, Arkansas, Water and Sewer Refunding and Construction Revenue Bonds, Series 2008	5.250%	10/01/2028	A	1,500,000	1,729,230
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,032,440
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.500%	10/01/2030	Aa3	500,000	574,160

					18,756,672

California (2.91%)
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	AA	1,515,000	1,599,643
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.500%	05/01/2021	AA	740,000	818,018
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.625%	05/01/2022	AA	770,000	851,728
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa3	1,160,000	1,252,696
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	2,900,000	3,043,753
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2023	AA	810,000	896,548
Kern High School District (Kern County, California), General Obligation Bonds, 2004 Election, Series C	4.750%	08/01/2023	A+	1,685,000	1,734,809
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa3	1,435,000	1,548,752
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2024	AA	845,000	931,925

See accompanying notes to financial statements.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008	4.750%	08/01/2025	AAA	$575,000	$654,787
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.000%	08/01/2025	AA	1,115,000	1,231,662
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2026	AA	1,275,000	1,426,585
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A	5.250%	08/01/2026	Aa1	1,555,000	1,781,066
Santa Clara Unified School District (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	4.875%	07/01/2027	AA	1,000,000	1,083,690

					18,855,662

Colorado (2.46%)
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2015	Aa2	510,000	543,441
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	AA+	1,705,000	1,770,148
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B (Prerefunded to 11-15-2015 @ 100) (b)	4.750%	11/15/2019	Aa2	600,000	639,432
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	305,000	324,465
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	AA-	3,000,000	3,612,300
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2023	AA	3,400,000	3,521,890
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2025	Aa2	1,500,000	1,679,055
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2026	Aa2	1,465,000	1,635,497
City of Aurora, Colorado, First-Lien Water Improvement Revenue Bonds, Series 2007A	5.000%	08/01/2032	Aa2	2,000,000	2,207,920

					15,934,148

Connecticut (2.06%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	5.000%	06/15/2020	Aaa	500,000	575,605
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	584,325
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2021	Aa1	125,000	132,405
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	550,655
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa3	1,900,000	2,071,741
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2022	Aa1	600,000	628,440
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	1,550,000	1,534,965
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.000%	02/01/2023	Aa1	1,650,000	1,594,510
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2023	AAA	620,000	649,314
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.250%	02/01/2024	Aa1	2,000,000	1,969,140
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2024	Aaa	1,000,000	1,067,860
State of Connecticut Health and Education Facilities Authority Revenue Bonds, Yale University Issue Series T-1	4.700%	07/01/2029	Aaa	1,800,000	1,965,060

					13,324,020

Delaware (0.18%)
State of Delaware, General Obligation Bonds, Series 2007A (Prerefunded to 05-01-2015 @ 100) (b)	4.250%	05/01/2021	Aaa	1,125,000	1,167,064

Florida (5.94%)
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2018	A+	1,000,000	1,144,660
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	2,025,000	2,135,423
City of Pompano Beach, Florida, Water and Sewer Refunding Revenue Bonds Series 2006B	4.500%	07/01/2020	NR	1,220,000	1,221,684
JEA Florida, Water and Sewer System Revenue Bonds, 2010 Series D	3.600%	10/01/2020	Aa2	1,220,000	1,245,376

20	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (Cont.)
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	$1,390,000	$1,625,647
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2021	Aa1	1,170,000	1,296,933
State of Florida, State Board of Education, Public Education Capital Outlay Bonds 2004 Series D	4.375%	06/01/2021	Aa1	1,000,000	1,080,130
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	3,500,000	3,748,675
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	A+	600,000	678,042
Orlando Utilities Commission, Utility System Revenue Refunding Bonds, Series 2006	4.750%	10/01/2021	Aa2	1,000,000	1,075,640
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,589,718
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2022	Aa1	1,215,000	1,336,597
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.375%	06/01/2022	NR	1,500,000	1,615,185
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2022	Aa2	365,000	434,324
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	09/01/2023	Aa1	1,290,000	1,406,332
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2023	Aa2	200,000	235,026
City of Hollywood, Florida, General Obligation Bonds, Series 2005	5.000%	06/01/2024	A1	3,000,000	3,100,260
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.250%	07/01/2024	Aa3	2,500,000	2,663,625
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	2,000,000	2,318,200
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa3	2,485,000	2,857,502
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A	5.000%	10/01/2026	Aa2	2,000,000	2,242,060
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2026	Aa3	400,000	464,636
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series C	4.750%	06/01/2029	Aa1	2,000,000	2,095,660
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2032	Aa3	750,000	842,625

					38,453,960

Georgia (1.78%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa2	200,000	215,132
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa2	250,000	278,678
Fayette County, Georgia, Water Revenue Bond, Series 2009	5.000%	10/01/2021	Aa2	1,790,000	2,091,454
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,187,500
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2024	Aa3	1,660,000	1,930,912
Fayette County, Georgia, Water Revenue Bond, Series 2009	4.375%	10/01/2024	Aa2	750,000	836,318
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008	5.625%	01/01/2028	AA-	1,000,000	1,148,270
Forsyth County, Georgia, General Obligation Bonds, Series 2008A	5.000%	03/01/2028	AA+	1,000,000	1,138,440
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	A1	2,300,000	2,692,081

					11,518,785

Hawaii (0.81%)
City and County of Honolulu, General Obligation Bonds, Series 2005F (Prerefunded to 07-01-2015 @ 100) (b)	5.000%	07/01/2026	Aa1	2,140,000	2,250,253
State of Hawaii Highway Revenue Bonds Series 2008	5.750%	01/01/2027	Aa2	2,000,000	2,338,700
County of Hawaii, General Obligation Bonds, 2013 Series A	5.000%	09/01/2031	AA-	575,000	656,138

					5,245,091

Idaho (0.17%)
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.625%	08/01/2022	AA	1,000,000	1,108,450

Illinois (2.25%)
Community Unit School District Number 200-U Will County, Illinois (Prerefunded to 11-01-2015 @ 100) (b)	5.000%	11/01/2019	A1	1,650,000	1,761,326

See accompanying notes to financial statements.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Illinois (Cont.)
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A (Prerefunded to 07-01-2015 @ 100) (b)	4.125%	01/01/2020	Aa3	$5,000,000	$5,210,650
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2020	Aa2	1,360,000	1,393,252
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds Series B of 2006	4.375%	12/01/2020	Aa1	1,465,000	1,590,536
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA-	1,200,000	1,338,480
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA-	2,000,000	2,218,220
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005 (Prerefunded to 01-01-2015 @ 100) (b)	5.000%	01/01/2024	Aa2	130,000	133,600
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2024	Aa2	870,000	890,358

					14,536,422

Indiana (2.01%)
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	AA-	1,665,000	1,746,385
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.800%	07/15/2019	AA-	230,000	242,917
City of Bloomington, Indiana, Waterworks Revenue Bonds of 2011, Series B	3.500%	07/01/2020	AA-	910,000	955,737
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2011	4.000%	07/10/2020	A+	2,075,000	2,267,249
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	3.000%	07/15/2020	AA-	245,000	259,876
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2020	Aa3	2,075,000	2,365,085
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2022	Aa3	500,000	557,480
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.000%	07/01/2022	Aa2	185,000	196,953
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2023	Aa3	1,060,000	1,178,953
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	231,871
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	226,750
The Trustees of Ivy Tech Community College of Indiana, Ivy Tech Community College Student Fee Bonds, Series K	5.000%	07/01/2024	AA-	1,000,000	1,080,860
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,530,000	1,672,520

					12,982,636

Iowa (2.61%)
City of Des Moines, Iowa, General Obligation Bonds, Series 2007C Urban Renewal	4.000%	06/01/2015	Aa2	990,000	1,027,353
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006 (Escrowed to maturity) (b)	4.000%	11/01/2015	Aa1	975,000	1,027,075
Black Hawk County, Iowa, General Obligation Bonds, Series 2008B	4.600%	06/01/2018	Aa2	520,000	540,483
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A (Prerefunded to 06-01-2014 @ 100) (b)	5.000%	06/01/2018	Aaa	850,000	850,000
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2019	Aa2	1,190,000	1,312,630
Clear Creek Amana Community School District, Iowa, General Obligation School Bonds	4.625%	06/01/2019	Aa3	1,200,000	1,200,000
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2022	Aa2	1,350,000	1,449,333
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2025	AA	1,775,000	1,978,557
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2026	AA	1,750,000	1,943,392
Ankeny Community School District Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2027	Aa3	2,000,000	2,222,680
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.750%	07/01/2027	AA	1,950,000	2,177,468
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2028	Aa2	1,000,000	1,154,180

					16,883,151

Kansas (3.84%)
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,097,080

22	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (Cont.)
City of Overland Park, Kansas Internal Improvement Bonds, Series 2006A (Prerefunded to 09-01-2014 @ 100) (b)	4.250%	09/01/2016	Aaa	$1,220,000	$1,232,224
Unified School District No. 263, Sedgwick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004 (Prerefunded to 09-01-2014 @ 100) (b)	5.000%	09/01/2018	A1	1,000,000	1,011,710
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005 (Prerefunded to 10-01-2015 @ 100) (b)	5.000%	10/01/2018	Aa3	540,000	574,652
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005 (Prerefunded to 10-01-2015 @ 100) (b)	5.000%	10/01/2018	Aa3	370,000	393,488
City of Wichita, Kansas, General Obligation Bonds, Series 790 (Prerefunded to 09-01-2014 @ 101) (b)	4.375%	09/01/2019	Aa1	980,000	999,796
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2022	Aaa	1,000,000	1,104,600
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	2,010,000	1,946,645
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007	4.500%	11/01/2022	Aa2	890,000	981,189
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2023	Aaa	1,615,000	1,781,216
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.625%	09/01/2024	Aaa	1,895,000	2,091,151
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A	5.000%	10/01/2024	AA-	2,000,000	2,261,620
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.500%	09/01/2025	Aaa	1,115,000	1,246,102
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2005C	5.000%	10/01/2025	AA-	1,240,000	1,308,857
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2026	Aaa	2,220,000	2,502,695
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Improvement and Refunding Bonds, Series 2013C	4.500%	09/01/2028	Aa2	3,000,000	3,282,660

					24,815,685

Kentucky (1.73%)
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aa2	1,275,000	1,374,004
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2018	Aa3	2,040,000	2,222,335
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.500%	11/01/2020	Aa1	1,565,000	1,700,873
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	Aa3	1,780,000	1,953,497
Louisville and Jefferson County Metropolitan Sewer District, (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 2007A	5.000%	05/15/2024	Aa3	1,500,000	1,687,035
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	1,000,000	1,071,190
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.000%	02/01/2028	Aa3	1,110,000	1,179,064

					11,187,998

Louisiana (0.28%)
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A	5.000%	05/01/2019	A+	1,340,000	1,381,647
Caddo Parish, Louisiana, General Obligation Bonds Series 2007 (Prerefunded to 02-01-2017 @ 100) (b)	4.500%	02/01/2020	Aa2	405,000	447,950

					1,829,597

Maine (0.61%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa2	100,000	110,106
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa2	3,515,000	3,861,579

					3,971,685

Maryland (1.44%)
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	430,000	433,797

See accompanying notes to financial statements.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Maryland (Cont.)
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005 (Prerefunded to 10-01-2015 @ 100) (b)	4.000%	10/01/2017	Aaa	$455,000	$478,178
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,093,420
Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2026	Aaa	2,075,000	2,228,986
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A	4.625%	04/01/2026	Aa1	2,140,000	2,360,784
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A	5.000%	03/01/2027	Aa2	1,500,000	1,736,415

					9,331,580

Massachusetts (0.70%)
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A	5.000%	06/01/2034	Aaa	2,000,000	2,243,900
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	Aa1	2,000,000	2,279,540

					4,523,440

Michigan (3.45%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2018	Aa2	500,000	554,910
Board of Trustees of Northern Michigan University, General Revenue Bonds, Series 2008A	5.000%	12/01/2018	A	440,000	504,588
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA	1,000,000	1,094,280
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2021	Aa2	425,000	502,367
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2022	Aa2	2,000,000	2,195,680
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	Aa2	700,000	762,552
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	A+	275,000	325,061
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	Aa2	450,000	531,680
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2023	AA	1,485,000	1,600,696
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2023	A+	400,000	469,448
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2024	A+	600,000	700,416
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	A+	1,880,000	2,146,979
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2025	A+	700,000	753,214
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	Aa2	1,260,000	1,473,898
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	1,290,000	1,367,361
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa2	2,300,000	2,442,485
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	3,850,000	4,114,726
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	750,000	785,542

					22,325,883

24	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Minnesota (0.68%)
Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding Bonds, Series 2012D	5.000%	02/01/2022	Aa3	$2,720,000	$3,279,531
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,145,750

					4,425,281

Mississippi (2.00%)
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa2	2,000,000	2,157,480
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	A1	1,000,000	1,044,720
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.375%	08/01/2019	Aa2	475,000	519,892
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.375%	08/01/2019	Aa2	525,000	574,618
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.500%	08/01/2020	Aa2	500,000	549,510
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.500%	08/01/2020	Aa2	400,000	439,608
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	AA-	1,000,000	1,136,920
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2022	AA-	2,480,000	2,816,015
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2025	NR	2,290,000	2,583,990
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2026	NR	1,000,000	1,124,830

					12,947,583

Missouri (3.07%)
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aa1	1,850,000	1,904,556
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A	4.500%	01/01/2021	Aaa	1,060,000	1,170,367
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B	4.200%	01/15/2021	Aaa	530,000	567,529
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	445,000	489,958
City of Ladue School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	1,455,000	1,612,824
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	2,050,000	2,288,087
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	3,000,000	3,265,050
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008	4.750%	03/01/2027	Aa1	5,750,000	6,336,845
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008	5.000%	03/01/2028	AA	2,000,000	2,245,960

					19,881,176

Montana (0.08%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	AA	490,000	513,608

Nebraska (2.42%)
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005 (Prerefunded to 11-15-2015 @ 100) (b)	4.500%	11/15/2018	Aa1	2,140,000	2,274,520
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005 (Prerefunded to 11-15-2015 @ 100) (b)	4.500%	11/15/2019	Aa1	2,140,000	2,274,520

See accompanying notes to financial statements.	25

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Nebraska (Cont.)
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aa2	$1,565,000	$1,686,068
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,414,640
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2023	AA-	1,560,000	1,807,619
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa1	3,000,000	3,279,900
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2026	AA-	1,925,000	2,164,816
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2029	AA-	730,000	764,135

					15,666,218

New Hampshire (0.57%)
City of Concord, New Hampshire, General Obligation Bonds, Capital Improvement Bonds, Series A	4.750%	07/15/2016	Aa1	400,000	419,456
City of Concord, New Hampshire, General Obligation Bonds, Capital Improvement Bonds, Series A (Prerefunded to 07-15-2015 @ 100) (b)	4.750%	07/15/2016	NR	115,000	120,752
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	AA	1,405,000	1,499,458
New Hampshire Municipal Bond Bank Series B Bonds	4.750%	08/15/2023	A1	1,500,000	1,638,810

					3,678,476

New Jersey (3.94%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	A1	7,000,000	7,058,100
Borough of Fort Lee, New Jersey, General Obligation Bonds, Series 2005 (Prerefunded to 07-15-2014 @ 100) (b)	4.000%	07/15/2018	Aa2	1,230,000	1,235,387
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.500%	11/01/2018	AA	1,410,000	1,486,605
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	1,900,000	1,998,097
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa2	1,540,000	1,714,143
The Board of Education of the Township of Millstone, in the County of Monmouth, New Jersey, School District Refunding Bonds, Series 2011	5.000%	07/15/2020	A+	1,075,000	1,208,945
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2020	AA	315,000	327,521
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa2	750,000	822,802
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,866,466
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2021	AA	685,000	709,324
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2	1,240,000	1,323,787
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2022	AA+	750,000	834,480
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2022	AA	600,000	616,398
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	4.000%	12/15/2023	AA	465,000	505,976
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	2,345,000	2,588,739
Township of Moorestown, in the County of Burlington, New Jersey, General Obligation Bonds Consisting of General Improvement Bonds and Water-Sewer Utility Bonds	4.000%	01/15/2030	Aa2	1,140,000	1,217,896

					25,514,666

New Mexico (3.00%)
State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B	4.000%	06/15/2019	Aa1	3,500,000	3,955,070

26	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Mexico (Cont.)
Las Cruces School District No. 2, General Obligation School Bonds, Series 2011A	4.000%	08/01/2021	Aa2	$1,500,000	$1,651,950
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005 (Prerefunded to 05-15-2015 @ 100) (b)	5.000%	05/15/2022	AA-	1,365,000	1,427,244
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	2,000,000	2,082,360
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005 (Prerefunded to 05-15-2015 @ 100) (b)	5.000%	05/15/2023	AA-	1,320,000	1,380,192
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2023	Aa1	2,450,000	2,676,135
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds Series 2008B	4.500%	08/01/2023	AA	2,000,000	2,167,000
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	Aa2	1,000,000	1,028,739
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2026	AA	675,000	719,759
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2027	AA	700,000	745,276
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2028	AA	725,000	765,984
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2029	AA	750,000	786,938

					19,386,647

New York (3.45%)
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B (Economically Defeased to 06-15-2015 @ 100) (b)	4.000%	06/15/2017	Aa3	1,000,000	1,039,950
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	AA	1,730,000	1,836,949
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B (Prerefunded to 10-01-2015 @ 100) (b)	5.000%	04/01/2019	NR	270,000	287,064
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2020	Aa2	1,665,000	1,770,411
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2009	3.000%	04/15/2020	AA	825,000	851,788
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2020	Aa3	695,000	738,410
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2020	AA	410,000	438,220
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2021	Aa3	625,000	663,275
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A3	3,000,000	3,227,640
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2022	Aa2	1,265,000	1,382,228
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2023	AA	465,000	487,041
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2023	Aa2	1,615,000	1,759,752
Miller Place Union Free School District, In the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2026	Aa2	460,000	484,210
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	Aa3	1,000,000	1,092,740
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	3,000,000	3,454,920
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa2	2,500,000	2,823,925

					22,338,523

North Carolina (1.58%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2019	Aaa	1,000,000	1,084,140
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006	4.375%	07/01/2019	Aa1	855,000	917,586
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B	5.000%	03/01/2022	Aa2	1,000,000	1,153,150
County of Pender, North Carolina, General Obligation School Bonds, Series 2007	4.375%	03/01/2022	AA-	545,000	587,837

See accompanying notes to financial statements.	27

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Carolina (Cont.)
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	$1,000,000	$1,110,120
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,092,070
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2024	Aaa	155,000	162,252
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2024	Aa2	1,555,000	1,714,854
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,107,390
Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Refunding Bonds, Series 2013	4.000%	07/01/2027	Aa2	1,210,000	1,309,486

					10,238,885

North Dakota (0.17%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,000,000	1,064,530

Ohio (2.63%)
Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2020	Aaa	1,580,000	1,691,485
State of Ohio, Common Schools General Obligation Bonds, Series 2005C (Prerefunded to 06-15-2015 @ 100) (b)	4.300%	06/15/2021	Aa1	2,000,000	2,084,380
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,217,770
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.300%	11/01/2023	AA-	2,840,000	3,093,413
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2024	Aaa	2,155,000	2,404,226
State of Ohio, Common Schools General Obligation Bonds, Series 2006D	4.300%	09/15/2025	Aa1	2,000,000	2,090,780
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,637,879
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A	5.000%	11/01/2028	AA-	1,000,000	1,142,840
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A	5.000%	11/01/2032	AA-	1,500,000	1,676,520

					17,039,293

Oklahoma (0.88%)
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AAA	1,230,000	1,341,586
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,742,825
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.625%	05/01/2025	AA	1,485,000	1,607,913

					5,692,324

Oregon (2.34%)
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aa2	2,135,000	2,240,896
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004 (Prerefunded to 06-01-2014 @ 100) (b)	4.750%	06/01/2018	Aa3	500,000	500,000
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004 (Prerefunded to 06-15-2014 @ 100) (b)	5.000%	06/15/2018	Aa3	1,625,000	1,627,405
State of Oregon Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program) 2007 Series C	4.625%	07/01/2020	Aa2	170,000	177,300
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,106,210
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,500,000	1,706,475
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,440,895
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2025	Aa1	745,000	891,467

28	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oregon (Cont.)
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2026	Aa1	$670,000	$801,722
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2027	Aa1	750,000	897,450
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009	4.625%	06/01/2028	AA	1,335,000	1,462,746
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	AA	2,000,000	2,283,720

					15,136,286

Pennsylvania (2.05%)
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	NR	1,030,000	1,044,986
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	NR	1,000,000	1,013,060
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds Series of 2006	4.375%	11/15/2021	Aaa	2,300,000	2,461,161
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2025	Aa2	1,605,000	1,763,221
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2027	Aa2	2,505,000	2,716,773
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2027	AA	2,200,000	2,525,600
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,710,015

					13,234,816

Rhode Island (0.17%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2023	Aa2	1,000,000	1,095,320

South Carolina (1.92%)
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007	5.000%	07/01/2022	A1	1,000,000	1,112,450
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2023	AA-	2,315,000	2,599,629
School District No. 1 of Richland County, South Carolina, General Obligation Refunding Bonds, Series 2011A	4.000%	03/01/2023	AA-	1,675,000	1,862,717
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,035,000	1,153,973
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	1,000,000	1,077,810
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	800,000	886,592
University of South Carolina, Higher Education Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa2	1,130,000	1,254,616
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2030	A1	2,160,000	2,443,781

					12,391,568

South Dakota (0.04%)
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012	3.000%	07/15/2022	AA-	250,000	257,038

Tennessee (2.46%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2021	Aa2	1,050,000	1,152,512
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2022	Aa2	655,000	693,560
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2011 Series A	4.500%	05/15/2022	AA+	2,760,000	3,182,225
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2023	Aa2	670,000	700,398

See accompanying notes to financial statements.	29

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Tennessee (Cont.)
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	AA	$2,000,000	$2,242,580
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	Aa2	2,000,000	2,203,640
State of Tennessee, General Obligation Bonds, 2007 Series A (Prerefunded to 10-01-2015 @ 100) (b)	4.400%	10/01/2023	AA+	1,050,000	1,109,042
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2025	AA+	1,000,000	1,115,550
City of Knoxville, Tennessee, Electric System Revenue Refunding Bonds, Series CC-2013	3.000%	07/01/2025	Aa2	100,000	101,919
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AAA	2,000,000	2,176,740
Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2014	5.000%	09/01/2031	AA	1,065,000	1,231,236

					15,909,402

Texas (3.82%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2019	Aaa	1,000,000	1,182,420
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A (Prerefunded to 02-15-2016 @ 100) (b)	5.000%	02/15/2020	AA+	1,535,000	1,657,861
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2021	Aa2	490,000	535,340
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	1,000,000	1,109,440
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2022	Aa2	470,000	512,178
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2022	AA	375,000	421,954
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2023	AA	395,000	443,790
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2025	Aa2	2,345,000	2,686,033
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2025	Aa2	2,000,000	2,334,040
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	AA	1,165,000	1,267,345
Hays County, Texas, Pass-Through Toll Revenue and Unlimited Tax Bonds, Series 2011	4.750%	02/15/2026	AA	1,620,000	1,779,845
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A	5.250%	11/15/2026	A1	3,000,000	3,478,020
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2026	Aa2	2,465,000	2,795,261
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,000,000	1,150,330
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009	5.000%	02/15/2027	AA	1,000,000	1,149,810
New Braunfels Independent School District (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2028	AA	1,000,000	1,092,230
Conroe Independent School District, (A political subdivision of the State of Texas located within Montgomery County, Texas) Unlimited Tax School Building Bonds, Series 2009A	5.250%	02/15/2028	Aa2	1,000,000	1,125,520

					24,721,417

Utah (0.92%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	410,000	456,592
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	661,536
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007	4.750%	06/01/2022	Aa2	2,375,000	2,636,844

30	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Utah (Cont.)
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008	5.000%	06/15/2029	Aa3	$1,970,000	$2,189,675

					5,944,647

Virginia (2.82%)
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aa2	1,020,000	1,061,208
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa	2,540,000	2,744,800
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006 (Prerefunded to 12-01-2016 @ 100) (b)	4.125%	12/01/2020	Aaa	2,100,000	2,294,292
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,656,390
County of Spotsylvania, Virginia, Water and Sewer System Revenue Bonds, Series 2007	5.000%	06/01/2023	Aa3	1,235,000	1,351,115
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,400,000	1,534,792
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2004A (Prerefunded to 08-01-2014 @ 100) (b)	4.750%	08/01/2026	Aa1	1,000,000	1,007,280
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008 (Prerefunded to 12-01-2018 @ 100) (b)	6.250%	12/01/2026	Aa2	2,000,000	2,456,100
Loudoun County Sanitation Authority (Virginia), Water and Sewer System Revenue and Refunding Bonds, Series 2013	4.000%	01/01/2027	Aa1	650,000	706,498
County of Stafford, Virginia, General Obligation Public Improvement Bonds, Series 2013	4.000%	07/01/2030	Aa2	1,205,000	1,300,087
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2012 D	4.000%	08/01/2030	Aa1	2,000,000	2,121,400

					18,233,962

Washington (4.36%)
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004 (Prerefunded to 12-01-2014 @ 100) (b)	5.000%	12/01/2017	Aa2	1,000,000	1,023,730
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006 (Prerefunded to 06-01-2016 @ 100) (b)	5.000%	12/01/2020	Aa2	1,000,000	1,092,630
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007	4.750%	09/01/2022	A	985,000	1,068,942
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007 (Prerefunded to 09-01-2017 @ 100) (b)	4.750%	09/01/2022	NR	15,000	17,006
Issaquah School District No. 411, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2012	2.500%	12/01/2022	AA+	680,000	683,114
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	3.000%	12/01/2022	Aa3	820,000	836,056
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2023	Aa3	505,000	595,552
Public Utility District No. 1 of Klickitat County, Washington, Electric System Revenue and Refunding Bonds, Series 2006B	5.000%	12/01/2023	A2	1,000,000	1,097,930
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.000%	12/01/2024	A1	1,875,000	2,011,481
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2009	4.625%	12/01/2024	Aa3	4,000,000	4,547,960
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2025	Aa2	565,000	637,862
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008	6.000%	04/01/2025	Aa2	1,325,000	1,576,313
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2025	AA+	1,000,000	1,122,570
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,299,200
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2026	Aa2	500,000	563,640
State of Washington, Various Purpose General Obligation Refunding Bonds, Series R-2013C	4.000%	07/01/2026	Aa1	2,500,000	2,728,425

See accompanying notes to financial statements.	31

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014 (c)	5.000%	09/01/2029	A1	$1,000,000	$1,133,460
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014 (c)	5.000%	01/01/2030	Aa2	985,000	1,136,355
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014 (c)	5.000%	09/01/2030	A1	2,100,000	2,365,398
State of Washington, Various Purpose General Obligation Bonds, Series 2009A	5.000%	07/01/2031	Aa1	1,500,000	1,683,990

					28,221,614

West Virginia (1.97%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2023	A+	2,510,000	2,962,528
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2024	A+	3,200,000	3,748,704
West Virginia University Board of Governors, University Revenue Improvement Bonds (West Virginia University Projects), 2004 Series C (Prerefunded to 10-01-2014 @ 100) (b)	5.000%	10/01/2024	A+	2,500,000	2,539,375
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2025	AA	1,105,000	1,179,046
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2026	AA	2,180,000	2,307,203

					12,736,856

Wisconsin (1.84%)
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.250%	04/01/2021	Aa1	250,000	258,660
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds (Prerefunded to 10-01-2016 @ 100) (b)	4.750%	10/01/2021	Aa3	545,000	600,743
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds (Prerefunded to 04-01-2017 @ 100) (b)	4.750%	04/01/2022	Aa2	1,000,000	1,118,160
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2022	Aa1	175,000	182,032
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	AA-	800,000	922,880
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2023	Aa1	285,000	292,025
State of Wisconsin, General Obligation Bonds of 2007, Series B (Prerefunded to 05-01-2015 @ 100) (b)	4.750%	05/01/2023	Aa2	2,335,000	2,431,809
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	AA-	300,000	343,218
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	1,000,000	1,105,830
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2013C	5.000%	04/01/2029	AA+	3,000,000	3,496,050
State of Wisconsin, General Obligation Bonds of 2008, Series D	6.000%	05/01/2029	Aa2	1,000,000	1,174,760

					11,926,167

Wyoming (0.28%)
City of Cheyenne, Wyoming, Refunding Revenue Water Bonds, Series 2007 (Prerefunded to 12-01-2015 @ 100) (b)	5.000%	12/01/2024	AA	1,700,000	1,819,884

Total Long-term Municipal Bonds
(cost $587,834,097)					623,070,572

32	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2014

(Unaudited)

	Shares	Value
Short-term Investments (3.04%)
JPMorgan Tax Free Money Market Fund	19,705,648	$19,705,648

Total Short-term Investments
(cost $19,705,648)		19,705,648

TOTAL INVESTMENTS (99.34%)
(cost $607,539,745)		642,776,220
OTHER ASSETS, NET OF LIABILITIES (0.66%)		4,255,819

NET ASSETS (100.00%)		$647,032,039

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	Security purchased on a “when-issued” basis.

NR - Not Rated

See accompanying notes to financial statements.	33

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2014

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Assets
Investments in securities at identified cost	$1,205,513,141	905,354,959	355,382,169	607,539,745

Investments in securities at market value	$4,037,452,092	1,634,526,689	357,720,468	642,776,220
Receivable for:
Dividends and interest	12,697,205	7,343,075	2,189,044	7,612,626
Shares of the Fund sold	2,279,767	1,131,232	643,774	179,610
Securities sold	—	—	—	1,687,315
Prepaid expenses	70,858	30,379	8,584	11,947

Total assets	4,052,499,922	1,643,031,375	360,561,870	652,267,718

Liabilities and Net Assets
Distributions to shareholders	—	—	4,289	356,866
Payable for:
Shares of the Fund redeemed	206,456	680,719	125,777	85,683
Securities purchased	—	4,984,870	—	4,644,033
Due to affiliates	433,262	187,250	46,607	82,267
Accrued liabilities	103,157	66,514	43,462	66,830

Total liabilities	742,875	5,919,353	220,135	5,235,679

Net assets applicable to shares outstanding of common stock	$4,051,757,047	1,637,112,022	360,341,735	647,032,039

Fund shares outstanding (no par value, unlimited number of shares authorized)	56,116,890	24,986,453	35,932,095	73,234,652
Net asset value, offering price and redemption price per share	$72.20	65.52	10.03	8.84

Analysis of Net Assets
Paid-in-capital	$1,241,952,031	893,710,239	358,463,952	611,859,210
Accumulated net realized gain (loss)	(64,228,940)	(4,554,440)	(460,516)	(63,646)
Net unrealized appreciation (depreciation)	2,831,947,635	729,171,890	2,338,299	35,236,475
Undistributed net investment income (loss)	42,086,321	18,784,333	—	—

Net assets applicable to shares outstanding	$4,051,757,047	1,637,112,022	360,341,735	647,032,039

34	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF OPERATIONS

Six months ended May 31, 2014

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Investment Income:
Dividends	$50,126,404	12,505,710	34	535
Interest	2,928	10,528,356	2,766,083	23,332
Tax-exempt interest	—	—	—	11,659,533

	50,129,332	23,034,066	2,766,117	11,683,400
Less: foreign withholding taxes	(682,014)	(199,059)	—	—

Total investment income	49,447,318	22,835,007	2,766,117	11,683,400
Expenses:
Investment advisory and management fees	1,996,405	856,680	220,081	352,762
Trustees’ fees and expenses	98,789	40,210	9,720	16,469
Reports to shareholders	47,344	22,607	8,675	8,243
Professional fees	53,083	36,778	28,779	30,442
Errors and omissions insurance	24,299	10,170	2,914	4,728
Custodian fees	57,396	14,783	259	3,376
ICI dues	17,610	7,553	2,308	2,397
Regulatory fees	20,147	16,534	15,138	17,323
Fidelity bond expense	3,619	1,509	426	702
Securities valuation fees	967	12,569	1,796	64,027

Total expenses	2,319,659	1,019,393	290,096	500,469

Net investment income	47,127,659	21,815,614	2,476,021	11,182,931
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	953,614	505,330	(382,676)	(63,646)
Net realized gain (loss) on foreign currency transactions	(4,812)	(1,638)	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	262,965,196	86,892,408	(804,787)	15,983,448

Net realized and unrealized gain (loss) on investments	263,913,998	87,396,100	(1,187,463)	15,919,802

Net change in net assets resulting from operations	$311,041,657	109,211,714	1,288,558	27,102,733

See accompanying notes to financial statements.	35

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Fund
Six months ended May 31, 2014 (Unaudited) and the year ended November 30, 2013	2014	2013
From operations:
Net investment income	$47,127,659	82,437,098
Net realized gain (loss)	948,802	1,783,579
Change in net unrealized appreciation or depreciation	262,965,196	655,864,832

Net change in net assets resulting from operations	311,041,657	740,085,509
Distributions to shareholders from and in excess of:
Net investment income	(42,290,009)	(81,962,353)
Net realized gain	—	—

Total distributions to shareholders	(42,290,009)	(81,962,353)
From Fund share transactions:
Proceeds from shares sold	130,387,039	216,155,876
Reinvestment of distributions	40,147,432	77,708,471

	170,534,471	293,864,347
Less payments for shares redeemed	(156,653,120)	(328,000,859)

Net increase (decrease) in net assets from Fund share transactions	13,881,351	(34,136,512)

Total increase (decrease) in net assets	282,632,999	623,986,644

Net assets:
Beginning of period	3,769,124,048	3,145,137,404

End of period*	$4,051,757,047	3,769,124,048

* Including undistributed net investment income (loss)	$42,086,321	37,248,671

Share Information
Sold	1,892,614	3,497,059
Issued in reinvestment of distributions	595,394	1,326,996
Redeemed	(2,278,094)	(5,374,565)

Net increase (decrease)	209,914	(550,510)

36	See accompanying notes to financial statements.

Balanced Fund		Interim Fund		Municipal Bond Fund
2014	2013	2014	2013	2014	2013

21,815,614	39,972,150	2,476,021	5,940,913	11,182,931	23,113,613
503,692	(3,447,247)	(382,676)	448,120	(63,646)	598,337
86,892,408	134,619,399	(804,787)	(8,671,899)	15,983,448	(37,949,417)

109,211,714	171,144,302	1,288,558	(2,282,866)	27,102,733	(14,237,467)

(21,348,838)	(39,236,681)	(2,476,021)	(5,940,913)	(11,182,931)	(23,113,613)
—	—	—	—	(598,337)	(15,847)

(21,348,838)	(39,236,681)	(2,476,021)	(5,940,913)	(11,781,268)	(23,129,460)

70,575,185	152,639,867	34,643,928	91,418,200	13,624,922	59,706,437
20,457,467	37,610,235	2,426,250	5,783,911	9,449,134	18,561,259

91,032,652	190,250,102	37,070,178	97,202,111	23,074,056	78,267,696
(82,618,805)	(135,782,699)	(59,993,990)	(136,582,845)	(31,221,090)	(84,564,888)

8,413,847	54,467,403	(22,923,812)	(39,380,734)	(8,147,034)	(6,297,192)

96,276,723	186,375,024	(24,111,275)	(47,604,513)	7,174,431	(43,664,119)

1,540,835,299	1,354,460,275	384,453,010	432,057,523	639,857,608	683,521,727

1,637,112,022	1,540,835,299	360,341,735	384,453,010	647,032,039	639,857,608

18,784,333	18,317,557	—	—	—	—

1,120,480	2,579,295	3,463,428	9,031,229	1,558,991	6,702,952
332,371	656,583	242,606	571,831	1,085,510	2,110,234
(1,313,681)	(2,297,447)	(6,000,034)	(13,503,666)	(3,603,155)	(9,663,401)

139,170	938,431	(2,294,000)	(3,900,606)	(958,654)	(850,215)

See accompanying notes to financial statements.	37

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal circumstances approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Fund Share Valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined daily on each day the New York Stock Exchange is open. The net asset value for each Fund is determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Central Time). The net asset value per share is computed by dividing the total value of a Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Securities Valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Securities Valuation.

Securities Transactions and Investment Income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, and includes amortization of premiums and discounts on fixed income securities. Realized gains and losses from security transactions are reported on an identified cost basis.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are allocated between the Funds in proportion to each Fund’s relative net assets.

Income Taxes and Distributions to Shareholders

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

For more information refer to Note 4 Income Taxes and Distributions to Shareholders.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at May 31, 2014. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and Contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss from these indemnification provisions is remote.

Securities Purchased on a “When-Issued” Basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At May 31, 2014, the Municipal Bond Fund had commitments of $4,644,033 (representing 0.72% of net assets) for when-issued securities.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S.Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S.Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including reviewing a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of May 31, 2014:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$3,973,827,658	$—	$—	$3,973,827,658
Short-term Investments	63,624,434	—	—	63,624,434
Balanced Fund
Common Stocks (a)	1,001,278,822	—	—	1,001,278,822
Corporate Bonds (a)	—	318,385,747	—	318,385,747
Foreign Government Bonds	—	2,792,525	—	2,792,525
Agency Commercial Mortgage-Backed Securities	—	27,358,976	—	27,358,976
Agency Notes & Bonds	—	4,870,710	—	4,870,710
U.S. Treasury Obligations	—	271,598,045	—	271,598,045
Short-term Investments	8,241,864	—	—	8,241,864
Interim Fund
U.S. Treasury Obligations	—	356,984,754	—	356,984,754
Short-term Investments	735,714	—	—	735,714
Municipal Bond Fund
Long-term Municipal Bonds	—	623,070,572	—	623,070,572
Short-term Investments	19,705,648	—	—	19,705,648

(a) Industry classification is disclosed in the Schedules of Investments.

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2013 or for the period ended May 31, 2014. There were no transfers of securities between Level 1 and Level 2 as of May 31, 2014 as compared to November 30, 2013.

4.	Income Taxes and Distributions to Shareholders

As of November 30, 2013, the Trust’s management completed a review of uncertain tax positions taken by the Funds, if any, and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination. In addition, as of November 30, 2013, management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change for the period ending November 30, 2014.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of May 31, 2014, each Fund’s aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,205,513,141	$2,832,757,147	$(818,196)	$2,831,938,951
Balanced Fund	905,354,959	734,873,198	(5,701,468)	729,171,730
Interim Fund	355,382,169	3,816,556	(1,478,257)	2,338,299
Municipal Bond Fund	607,539,745	36,274,417	(1,037,942)	35,236,475

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Statements of Assets and Liabilities and Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Growth Fund and Balanced Fund declare and pay income dividends, if any, at least annually. The Interim Fund and Municipal Bond Fund declare dividends daily equal to each Fund’s respective net investment income, and distributions of such amounts are made on the last business day of each month.

Net realized gains on sales of investments, if any, are distributed annually after the close of the Fund’s fiscal year. Dividends and distributions payable to shareholders are recorded by the respective Fund on the ex-dividend date.

On June 26, 2014, the Growth Fund declared an ordinary income dividend of $0.79000 per share to shareholders of record on June 25, 2014 (reinvestment date June 26, 2014).

On June 26, 2014, the Balanced Fund declared an ordinary income dividend of $0.81000 per share to shareholders of record on June 25, 2014 (reinvestment date June 26, 2014).

After utilizing capital loss carryforwards to offset realized capital gains during the year ended November 30, 2013, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains realized after November 30, 2013, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. If not applied, the carryforwards will expire as follows:

		Non Expiring		Year of Expiration
	Utilized	Short-term	Long-term	2014	2015	2016	2017	2018	Total
Growth Fund	$1,745,325	$—	$15,756,014	$—	$—	$25,639,404	$14,963,272	$8,819,052	$65,177,742
Balanced Fund	—	—	5,058,132	—	—	—	—	—	5,058,132
Interim Fund	448,120	—	—	—	77,840	—	—	—	77,840

Capital losses incurred on or after December 1, 2011 are permitted to carry forward indefinitely. These losses must be utilized prior to losses incurred before December 1, 2011. Therefore, any losses incurred prior to December 1, 2011 may be more likely to expire unused.

As of November 30, 2013, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long- term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Growth Fund	$37,248,671	$—	$2,568,982,439	$(65,177,742)	$2,541,053,368
Balanced Fund	18,317,557	—	642,279,482	(5,058,132)	655,538,907
Interim Fund	—	—	3,143,086	(77,840)	3,065,246
Municipal Bond Fund	—	598,337	19,253,027	—	19,851,364

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to the recognition of net realized losses, the timing of Fund distributions, expiring capital loss carryforwards, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain capital accounts without impacting its net asset value.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of November 30, 2013, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Accumulated Undistributed Net Investment Income (Loss)
Growth Fund	$—	$242,997	$(242,997)
Balanced Fund	—	(7,988)	7,988

The tax character of distributions was designated as follows for the year ended November 30, 2013.

2013	Tax-Exempt Income	Ordinary Income	Long- term Capital Gain	Total
Municipal Bond Fund	$23,073,787	$39,826	$15,847	$23,129,460

For the remaining Funds, the tax distributions of ordinary income and long-term capital gains were the same as the distributions from net investment income and capital gains reflected in the Statements of Changes in Net Assets for the year ended November 30, 2013.

5.	Transactions with Affiliates

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid monthly) at the following annual rates:

Growth Fund	0.20% of the first $100 million of average net assets
0.15% of the next $100 million of average net assets
0.10% of the average net assets in excess of $200 million

Balanced Fund	0.20% of the first $100 million of average net assets
0.15% of the next $100 million of average net assets
0.10% of the average net assets in excess of $200 million

Interim Fund	0.20% of the first $50 million of average net assets
0.15% of the next $50 million of average net assets
0.10% of the average net assets in excess of $100 million

Municipal Bond Fund	0.20% of the first $50 million of average net assets
0.15% of the next $50 million of average net assets
0.10% of the average net assets in excess of $100 million

Other than proceeds from the account fee imposed on certain shareholders of the Trust, the Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

Expense Reduction Agreement

SFIMC has agreed to reimburse a Fund if, and to the extent, a Fund’s total annual operating expenses (excluding taxes, interest, extraordinary litigation expenses, brokerage commissions and other portfolio transaction costs) exceed 0.40% of the Fund’s average net assets.

Line of Credit

State Farm Mutual Automobile Insurance Company (“Auto Company”), the parent company of SFIMC, has entered into a Line of Credit Agreement with the Trust. Under that agreement, a Fund may request and Auto Company, in its complete discretion, may lend money to a Fund for up to 30 days on an unsecured basis. Auto Company will not lend more than $50 million at any one time to the Funds and to the other mutual funds advised by SFIMC. Under

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

the agreement, a Fund will pay interest to Auto Company on any outstanding loan at a benchmark interest rate that approximates the rate that creditworthy corporate issuers pay on short-term commercial paper. The Funds did not borrow under the Line of Credit Agreement during the period ended May 31, 2014.

6.	Investment Transactions

For the period ended May 31, 2014, investment transactions (exclusive of short-term instruments) were as follows:

	Purchases (excluding U.S. Government Obligations)	Sales (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales of U.S. Government Obligations
Growth Fund	$22,142,972	$28,800,394	$—	$—
Balanced Fund	51,445,778	14,254,550	—	25,972,656
Interim Fund	—	—	19,737,109	43,417,852
Municipal Bond Fund	16,310,509	35,585,972	—	—

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2014 (Unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$67.42		$55.71	52.10	50.42	49.23	42.27

Income from Investment Operations
Net investment income (a)	0.84		1.47	1.38	1.23	1.12	1.14
Net gain (loss) on investments (both realized and unrealized)	4.70		11.70	3.57	1.64	1.17	7.05

Total from investment operations	5.54		13.17	4.95	2.87	2.29	8.19

Less Distributions
Net investment income	(0.76)		(1.46)	(1.34)	(1.19)	(1.10)	(1.23)
Net realized gain	—		—	—	—	—	—

Total distributions	(0.76)		(1.46)	(1.34)	(1.19)	(1.10)	(1.23)

Net asset value, end of period	$72.20		$67.42	55.71	52.10	50.42	49.23

Total Return	8.29	%(b)	24.06%	9.69%	5.63%	4.86%	19.92%

Ratios/Supplemental Data
Net assets, end of period (millions)	$4,051.8		$3,769.1	3,145.1	3,033.1	2,995.7	2,981.1

Average net asset ratios
Expenses	0.12	%(c)	0.12%	0.12%	0.12%	0.12%	0.13%
Net investment income	2.45	%(c)	2.38%	2.53%	2.32%	2.29%	2.71%

Portfolio turnover rate (d)	1	%(c)	1%	0%	1%	1%	1%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

(d)	Portfolio turnover rate rounds to less than 1% for the year ended November 30, 2012.

44	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2014 (Unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$62.01		$56.65	54.43	53.22	52.17	46.64

Income from Investment Operations
Net investment income (a)	0.87		1.63	1.60	1.56	1.52	1.64
Net gain (loss) on investments (both realized and unrealized)	3.50		5.36	2.26	1.21	1.06	5.67

Total from investment operations	4.37		6.99	3.86	2.77	2.58	7.31

Less Distributions
Net investment income	(0.86)		(1.63)	(1.58)	(1.56)	(1.53)	(1.78)
Net realized gain (b)	—		—	(0.06)	—	—	—

Total distributions	(0.86)		(1.63)	(1.64)	(1.56)	(1.53)	(1.78)

Net asset value, end of period	$65.52		$62.01	56.65	54.43	53.22	52.17

Total Return	7.14	%(c)	12.59%	7.26%	5.21%	5.15%	16.17%

Ratios/Supplemental Data
Net assets, end of period (millions)	$1,637.1		$1,540.8	1,354.5	1,287.8	1,248.9	1,202.7

Average net asset ratios
Expenses	0.13	%(d)	0.13%	0.13%	0.13%	0.13%	0.14%
Net investment income	2.79	%(d)	2.75%	2.86%	2.86%	2.93%	3.48%

Portfolio turnover rate	5	%(d)	5%	5%	6%	5%	1%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net realized gain distributions represent less than $0.01 per share for the year ended November 30, 2009.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	Determined on an annualized basis.

See accompanying notes to financial statements.	45

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2014 (Unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.06		$10.26	10.28	10.30	10.31	10.30

Income from Investment Operations
Net investment income	0.07		0.15	0.19	0.24	0.26	0.28
Net gain (loss) on investments (both realized and unrealized)	(0.03)		(0.20)	(0.02)	(0.02)	(0.01)	0.01

Total from investment operations	0.04		(0.05)	0.17	0.22	0.25	0.29

Less Distributions
Net investment income	(0.07)		(0.15)	(0.19)	(0.24)	(0.26)	(0.28)
Net realized gain	—		—	—	—	—	—

Total distributions	(0.07)		(0.15)	(0.19)	(0.24)	(0.26)	(0.28)

Net asset value, end of period	$10.03		$10.06	10.26	10.28	10.30	10.31

Total Return	0.37	%(a)	(0.51)%	1.66%	2.19%	2.43%	2.81%

Ratios/Supplemental Data
Net assets, end of period (millions)	$360.3		$384.5	432.1	406.3	375.2	348.3

Average net asset ratios
Expenses	0.16	%(b)	0.15%	0.15%	0.16%	0.16%	0.16%
Net investment income	1.35	%(b)	1.46%	1.84%	2.36%	2.50%	2.68%

Portfolio turnover rate	11	%(b)	17%	24%	17%	11%	11%

(a)	Total return is not annualized for periods that are less than a full year.

(b)	Determined on an annualized basis.

46	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2014 (Unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$8.62		$9.11	8.79	8.64	8.70	8.16

Income from Investment Operations
Net investment income	0.15		0.30	0.32	0.34	0.35	0.37
Net gain (loss) on investments (both realized and unrealized)	0.23		(0.49)	0.34	0.16	(0.04)	0.56

Total from investment operations	0.38		(0.19)	0.66	0.50	0.31	0.93

Less Distributions
Net investment income	(0.15)		(0.30)	(0.32)	(0.34)	(0.35)	(0.37)
Net realized gain (a)	(0.01)		—	(0.02)	(0.01)	(0.02)	(0.02)

Total distributions	(0.16)		(0.30)	(0.34)	(0.35)	(0.37)	(0.39)

Net asset value, end of period	$8.84		$8.62	9.11	8.79	8.64	8.70

Total Return	4.46	%(b)	(2.05)%	7.63%	5.97%	3.64%	11.53%

Ratios/Supplemental Data
Net assets, end of period (millions)	$647.0		$639.9	683.5	607.6	585.0	544.5

Average net asset ratios
Expenses	0.16	%(c)	0.16%	0.15%	0.16%	0.15%	0.16%
Net investment income	3.54	%(c)	3.46%	3.55%	3.93%	4.04%	4.27%

Portfolio turnover rate	5	%(c)	11%	4%	11%	9%	9%

(a)	Net realized gain distributions represent less than $0.01 per share for the year ended November 30, 2013.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	47

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P.O. Box 219548
Kansas City, MO 64121-9548

FORWARDING SERVICE REQUESTED

U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1275

PRESORTED STANDARD

Not FDIC Insured	• May Lose Value • No Bank Guarantee

There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not insurance products.

State Farm VP Management Corp.
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001
1-800-447-0740

statefarm.com®

190-4059.15-CH
AP2014/07/1309
7-2014
Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Associates’ Funds Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date July 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date July 29, 2014

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date July 29, 2014